Investments accounted for using equity method (Details Textual) lb in Thousands, $ in Thousands, $ in Thousands, in Thousands		12 Months Ended
	Nov. 18, 2019 CLP ($)	Dec. 31, 2020 CLP ($) lb	Dec. 31, 2020 USD ($) lb	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2018 CLP ($)	Aug. 31, 2018 CLP ($)	Aug. 09, 2018 CLP ($)	Aug. 09, 2018 USD ($)	Jan. 29, 2018 CLP ($)	Aug. 16, 2017 CLP ($)	Aug. 16, 2017 USD ($)
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage Voting Interest Acquired		49.9589%	49.9589%				30.0004%	17.00%	17.00%	0.18%
Consideration transferred, acquisition-date fair value							$ 361,560	$ 5,457,935	$ 8,500,000	$ 49,400,000
Commitments made by entity, related party transactions |					3,304
Other cash payments to acquire interests in joint ventures, classified as investing activities		$ 19,287,372		$ 13,549,638		$ 59,505,559
Decrease in Final Capital	$ 12,144,358
Foods Compania de Alimentos CCU S.A. [Member] | Bodega San Juan SAU [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Decrease in Capital	$ 22,400,000
Zona Franca Central Cervecera S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities			$ 255,734,458	166,698,958
Zona Franca Central Cervecera S.A.S. [Member] | CCU Inversiones ll Limitada [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage Voting Interest Acquired											50.00%	50.00%
Consideration transferred, acquisition-date fair value											$ 6,432	$ 10,204
Central Cervecera de Colombia S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Annual Beer Production Capacity In Hectoliters | lb		3,000,000	3,000,000
Commitments made by entity, related party transactions			$ 200,000,000
Other cash payments to acquire interests in joint ventures, classified as investing activities			$ 279,394,156	$ 185,986,330